Selected Balance Sheet Detail - The components of lease expense for the three months ended March 31, 2022 and 2021 were as follows unaudited (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating lease expense	$ 49	$ 22
Short-term lease expense
Total lease expense	$ 49	$ 22	$ 237